Related Party Transactions - Schedule of Balances Amount with Related Parties (Details) - Related Party - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Amounts due from related parties	¥ 114	¥ 9,113
Chief Executive Officer
Related Party Transaction [Line Items]
Amounts due from related parties		5,113
Affiliated Companies
Related Party Transaction [Line Items]
Amounts due from related parties	114	4,000
An Affiliated Company
Related Party Transaction [Line Items]
Amounts due to related parties	¥ 21,262	¥ 28,884